Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 24, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2011
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCMTX
Niemann Tactical Return Fund (Prospectus Summary) | Niemann Tactical Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCMCX